Inventories	12 Months Ended
Dec. 31, 2021
Inventories
Inventories

7. Inventories

Inventories consist of the following:

	As of December 31,
	2020	2021
Raw materials, work in process and supplies	227,836	1,468,801
Finished products	820,168	149,089
Total	1,048,004	1,617,890

Raw materials, work in process and supplies as of December 31, 2020 and 2021 primarily consist of materials for volume production which will be transferred into production cost when incurred as well as spare parts used for after sales services.

Finished products included vehicles ready for transit at production plants, vehicles in transit to fulfil customers’ orders, new vehicles available for immediate sales at the Group’s sales and servicing center locations.